UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                                -----
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kynikos Associates LP
Address:   20 West 55th Street, 8th Floor
           New York, NY 10019

Form 13F File Number:  28-14443
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian F. Nichols
Title:     Chief Financial Officer
Phone:     (212) 649-0200

Signature, Place, and Date of Signing:

       /s/  Brian F. Nichols          New York, New York         May 16, 2011
      -----------------------        --------------------       --------------
            [Signature]                 [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              22
                                            --------------------

Form 13F Information Table Value Total:            $100,650
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

             Column 1              Column 2      Column 3   Column 4        Column 5       Column 6    Column 7      Column 8
------------------------------  --------------   ---------  ---------  ------------------------------- --------  ------------------
                                   TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
          NAME OF ISSUER             CLASS        CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION  MANAGER    SOLE   SHARED NONE
BP PLC                            SPONSORED ADR   055622104    4,626    104,800   SH      Sole                   104,800
CHINA REAL ESTATE INFO CORP            ADR        16948Q103    1,212    155,130   SH      Sole                   155,130
CITIGROUP INC                          COM        172967101    3,690    834,900   SH      Sole                   834,900
FOCUS MEDIA HLDG LTD              SPONSORED ADR   34415V109    4,245    138,400   SH      Sole                   138,400
FRONTLINE LTD                          SHS        G3682E127    2,262     91,300   SH      Sole                    91,300
GENERAL MTRS CO                        COM        37045V100    4,065    131,000   SH      Sole                   131,000
ISHARES TR                        RUSSELL 2000    464287655    4,040     48,000   SH      Sole                    48,000
KKR & CO L P DEL                    COM UNITS     48248M102    5,763    351,200   SH      Sole                   351,200
LIBERTY MEDIA CORP NEW           LIB STAR COM A   53071M708    5,758     74,200   SH      Sole                    74,200
NYSE EURONEXT                          COM        629491101    1,924     54,700   SH      Sole                    54,700
NASDAQ OMX GROUP INC                   COM        631103108    2,018     78,100   SH      Sole                    78,100
POWERSHARES QQQ TRUST              UNIT SER 1     73935A104    3,727     64,900   SH      Sole                    64,900
RACKSPACE HOSTING INC                  COM        750086100    4,812    112,300   SH      Sole                   112,300
SPDR S&P 500 ETF TR                  TR UNIT      78462F103   34,686    261,600   SH      Sole                   261,600
SPDR INDEX SHS FDS                S&P CHINA ETF   78463X400    3,214     40,000   SH      Sole                    40,000
SPDR S&P MIDCAP 400 ETF TR       UTSER1 S&PDCRP   78467Y107      898      5,000   SH      Sole                     5,000
SAVVIS INC                           COM NEW      805423308    2,759     74,400   SH      Sole                    74,400
SEMILEDS CORP                          COM        816645105    1,389     89,000   SH      Sole                    89,000
SHAW GROUP INC                         COM        820280105    2,592     73,200   SH      Sole                    73,200
VANGUARD INTL EQUITY INDEX F    MSCI EMR MKT ETF  922042858    3,427     70,000   SH      Sole                    70,000
VEECO INSTRS INC DEL                   COM        922417100    1,652     32,500   SH      Sole                    32,500
VISIONCHINA MEDIA INC               SPONS ADR     92833U103    1,891    436,800   SH      Sole                   436,800